IMPAIRMENT - Ceiling Test (Details)	Dec. 31, 2018 $ / bbl $ / Mcf $ / bbl $ / Mcf $ / $	Dec. 31, 2017 $ / bbl $ / Mcf $ / bbl $ / Mcf $ / $	Dec. 31, 2016 $ / bbl $ / Mcf $ / bbl $ / Mcf $ / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel) | $ / bbl	65.56	51.34	42.75
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | $ / $	1.28	1.30	1.32
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel) | $ / bbl	69.58	63.57	52.26
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	3.10	2.98	2.49
AECO Natural Gas Spot CDN$/Mcf (in Canadian dollars per Mcf) | $ / Mcf	1.67	2.32	2.17